Portfolio of Investments
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Arizona 0.4%
Arizona Industrial Development Authority(a),(b)
Revenue Bonds
Series 2019 (JPMorgan Chase Bank)
02/01/2048	0.120%	9,660,000	9,660,000
Illinois 0.2%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
02/16/2022	0.210%	5,000,000	5,000,000
New York 0.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2015 (Barclays Bank PLC)
06/01/2044	0.120%	5,200,000	5,200,000
Series 2017 (Barclays Bank PLC)
10/01/2046	0.120%	9,500,000	9,500,000
Total			14,700,000
Texas 0.3%
Harris County Health Facilities Development Corp.(a),(b)
Refunding Revenue Bonds
Methodist Hospital System (The)
Series 2008A-1
12/01/2041	0.130%	6,335,000	6,335,000
Total Floating Rate Notes (Cost $35,695,000)			35,695,000

Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.6%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	11,500,000	12,655,803
Black Belt Energy Gas District(e)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	0.968%	4,000,000	4,009,129
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	1,400,000	1,516,988
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #2
Series 2021B (Mandatory Put 12/01/31)
12/01/2051	4.000%	8,000,000	9,152,433
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,717,800
09/01/2037	5.000%	2,030,000	2,365,286
09/01/2041	5.000%	1,020,000	1,179,835
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,782,514
Total			36,379,788
Alaska 0.3%
Alaska Housing Finance Corp.
Prerefunded 06/01/22 Revenue Bonds
State Capital Project Bonds II
Series 2013
12/01/2027	5.000%	1,065,000	1,081,043
12/01/2027	5.000%	310,000	314,722
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,761,043
06/01/2029	5.000%	1,000,000	1,104,417
Northern Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2021A Class 1
06/01/2038	4.000%	1,000,000	1,148,388
06/01/2039	4.000%	1,000,000	1,143,821
Total			7,553,434
Arizona 2.3%
Arizona Industrial Development Authority(c)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,398,674
03/01/2042	5.000%	1,000,000	1,107,960
Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	625,000	671,127
07/15/2040	4.000%	925,000	973,338
07/15/2050	4.000%	1,600,000	1,663,651
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	1,290,000	1,366,913
07/15/2049	5.000%	3,350,000	3,743,601
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	545,000	574,947
12/15/2039	5.000%	400,000	447,542
12/15/2049	5.000%	700,000	772,429
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,982,708
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	9,591,863
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	5,000,000	5,420,904
City of Phoenix Civic Improvement Corp.
Revenue Bonds
Capital Appreciation
Series 2005
07/01/2027	5.500%	500,000	602,636
Convertible Capital Appreciation - Civic Plaza Expansion Project
Series 2005B (NPFGC)
07/01/2036	5.500%	530,000	729,143
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Junior Lien
Series 2019B
07/01/2036	5.000%	3,500,000	4,185,315
County of Pima Sewer System
Revenue Bonds
Series 2012A
07/01/2027	5.000%	1,450,000	1,476,572
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,335,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	3,066,616
02/15/2046	5.000%	1,000,000	1,085,436
Series 2018
02/15/2048	5.000%	1,185,000	1,329,579
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,501,071
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,156,487
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,328,172
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	831,836
Maricopa County Unified School District No. 60 Higley
Limited General Obligation Refunding Bonds
School Improvement
Series 2015 (AGM)
07/01/2023	5.000%	1,000,000	1,057,314
07/01/2024	5.000%	575,000	627,602
Total			53,028,841
Arkansas 0.3%
Arkansas State University
Refunding Revenue Bonds
Housing Systems-Jonesboro Campus
Series 2013
03/01/2023	4.000%	985,000	1,019,679
City of Springdale Sales & Use Tax
Prerefunded 11/01/22 Revenue Bonds
Series 2012
11/01/2028	5.000%	1,000,000	1,032,421
Henderson State University
Revenue Bonds
Henderson State University Auxiliary
Series 2014 (BAM)
11/01/2022	5.000%	905,000	933,025
11/01/2023	5.000%	860,000	883,123
University of Arkansas
Prerefunded 11/01/24 Revenue Bonds
Various Facilities - Fayetteville Campus
Series 2015
11/01/2030	5.000%	1,000,000	1,104,529

2	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Student Fee UALR Project
Series 2013
12/01/2022	5.000%	520,000	539,258
12/01/2023	5.000%	500,000	516,898
Total			6,028,933
California 10.7%
Alvord Unified School District(f)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,469,327
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	1.310%	5,000,000	5,214,787
Bellevue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	485,816
08/01/2031	0.000%	615,000	495,101
Burbank Unified School District(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	0.000%	1,325,000	1,373,750
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,116,110
04/01/2029	5.000%	1,650,000	1,841,252
04/01/2030	5.000%	1,700,000	1,897,209
California Health Facilities Financing Authority
Prerefunded 07/01/23 Revenue Bonds
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,116,962
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,679,091
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,161,241
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,647,696
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,049,013
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,737,460
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,756,442
California School Finance Authority(c)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	175,000	197,484
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	1,910,000	2,114,760
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	539,783
California State Public Works Board
Prerefunded 04/01/22 Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	1,000,000	1,007,582
Prerefunded 11/01/22 Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	5,692,862
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/2028	5.250%	9,225,000	9,890,875
11/01/2029	5.000%	5,000,000	5,339,331
11/01/2031	5.500%	2,930,000	3,153,604
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	16,776,113
California State Public Works Board(g)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2036	5.000%	1,040,000	1,312,315

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,482,054
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,507,651
Series 2017
05/15/2033	5.000%	1,350,000	1,569,086
05/15/2034	5.000%	1,000,000	1,161,738
05/15/2035	5.000%	2,200,000	2,553,412
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,160,011
11/15/2031	5.000%	1,000,000	1,129,317
11/15/2032	5.000%	1,610,000	1,818,836
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,096,438
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,729,781
Duarte Unified School District
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2026	5.125%	585,000	680,908
El Centro Financing Authority
Refunding Revenue Bonds
Series 2014 (AGM)
10/01/2022	5.000%	580,000	596,757
Series 2014A (AGM)
10/01/2023	5.000%	800,000	852,372
Encinitas Union School District(h)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	0.000%	500,000	696,335
Escondido Union High School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	391,167
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Escondido Union High School District(h)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,423,346
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,151,246
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	2,845,000	3,079,462
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,905,258
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,184,504
06/01/2029	5.000%	1,000,000	1,184,504
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2024	5.000%	5,000,000	5,439,327
Hacienda La Puente Unified School District
Refunding Certificate of Participation
Los Angeles County Schools Pooled Financing Program
Series 2015 (AGM)
06/01/2022	5.000%	400,000	406,107
06/01/2023	5.000%	400,000	422,222
06/01/2024	5.000%	775,000	845,347
06/01/2025	5.000%	425,000	477,599
Hartnell Community College District(f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,651,736
Imperial County Local Transportation Authority
Prerefunded 06/01/22 Revenue Bonds
Limited Tax - Brawley
Series 2012A
06/01/2032	5.000%	2,000,000	2,029,790
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,322,253

4	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lakeside Union School District/Kern County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,577
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2030	5.000%	1,750,000	1,755,293
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,509,094
Lynwood Unified School District
Unlimited General Obligation Refunding Bonds
Series 2012 (AGM)
08/01/2024	5.000%	620,000	657,650
08/01/2025	5.000%	760,000	806,034
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,831,694
McKinleyville Union School District
Prerefunded 08/01/26 Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011 (AGM)
08/01/2041	7.050%	165,000	204,803
Midpeninsula Regional Open Space District
Prerefunded 09/01/22 Revenue Bonds
1999 Project Lease
Series 2012
09/01/2029	5.000%	2,000,000	2,052,315
Mount Diablo Unified School District(h)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	0.000%	2,125,000	2,373,821
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,938,723
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,148,479
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern California Power Agency
Refunding Revenue Bonds
Hydroelectric Project No. 1
Series 2012
07/01/2031	5.000%	500,000	509,311
07/01/2032	5.000%	700,000	713,005
Pasadena Public Financing Authority(f)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,729,155
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,520,000	2,879,924
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	22,792,115
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	266,966
12/01/2028	5.000%	425,000	482,967
12/01/2030	5.000%	1,000,000	1,137,877
12/01/2031	5.000%	2,000,000	2,275,707
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2019E
05/01/2037	5.000%	450,000	539,636
05/01/2045	5.000%	13,500,000	15,962,662
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	21,685,145
San Jose Financing Authority
Prerefunded 06/01/23 Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,277,089
06/01/2039	5.000%	1,435,000	1,514,525
San Jose Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,371,690
San Miguel Joint Union School District(f)
Unlimited General Obligation Bonds
Series 2000 (AGM)
06/15/2022	0.000%	505,000	503,695

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,585,319
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,770,241
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,123,435
09/01/2033	5.000%	1,250,000	1,405,436
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	1,225,000	1,310,724
Walnut Creek Elementary School District Contra Costa County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2010E
09/01/2023	0.000%	1,560,000	1,533,806
WateReuse Finance Authority
Refunding Revenue Bonds
Vallejo Sanitation and Flood
Series 2014 (BAM)
05/01/2036	5.500%	2,635,000	2,881,289
Westminster School District(f)
Prerefunded 08/01/23 Unlimited General Obligation Bonds
Election of 2008
Series 2013 (BAM)
08/01/2048	0.000%	7,045,000	1,242,226
Windsor Unified School District(f)
Unlimited General Obligation Bonds
Election of 2008
Series 2014E (AMG)
08/01/2023	0.000%	240,000	236,205
08/01/2024	0.000%	330,000	309,927
08/01/2025	0.000%	270,000	241,357
08/01/2026	0.000%	330,000	279,684
08/01/2028	0.000%	420,000	319,354
Total			249,177,485
Colorado 3.0%
Adams County School District No. 14
Prerefunded 12/01/24 Unlimited General Obligation Bonds
Series 2015
12/01/2026	5.000%	355,000	393,641
12/01/2027	5.000%	500,000	554,424
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2015
12/01/2024	5.000%	500,000	552,798
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,590,894
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	9,058,616
City & County of Denver Airport System
Prerefunded 11/15/22 Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,345,080
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,867,328
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,536,297
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
12/31/2028	4.000%	2,760,000	3,090,535
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,349,891
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	1,000,000	1,174,945
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,146,429
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	2,183,919
08/01/2049	4.000%	2,265,000	2,465,839
Covenant Retirement Communities
Series 2015
12/01/2023	5.000%	215,000	229,806
12/01/2026	5.000%	1,860,000	2,075,781
12/01/2028	5.000%	1,000,000	1,109,993
12/01/2030	5.000%	1,400,000	1,546,160

6	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Mental Health Center Denver Project
Series 2014
02/01/2024	5.000%	420,000	449,936
Parkview Medical Center
Series 2012
09/01/2022	5.000%	750,000	768,639
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,125,310
09/01/2050	4.000%	1,500,000	1,680,736
Commerce City CO-Northern Infrastructure General Improvement District
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2013 (AGM)
12/01/2022	5.000%	1,185,000	1,228,683
Denver City & County School District No. 1
Prerefunded 12/01/22 Unlimited General Obligation Bonds
Series 2012B
12/01/2032	5.000%	1,500,000	1,554,911
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2036	5.000%	1,200,000	1,487,523
E-470 Public Highway Authority(e)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 02/04/22)
0.7 x SOFR + 0.350% 09/01/2039	0.400%	2,000,000	1,998,130
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	2,116,257
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,671,014
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,258,563
Total			70,612,078
Connecticut 1.4%
City of New Haven
Unlimited General Obligation Bonds
Series 2014B Escrowed to Maturity (AGM)
08/01/2023	5.000%	295,000	313,096
Unlimited General Obligation Refunding Bonds
Series 2019B (AGM)
02/01/2024	5.000%	650,000	700,099
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Unlimited General Obligation Bonds
Series 2014B (AGM)
08/01/2023	5.000%	1,765,000	1,871,908
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2020A-1
11/15/2045	3.500%	2,230,000	2,375,904
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,189,762
Nuvance Health Issue Services
Series 2019A
07/01/2038	4.000%	5,430,000	6,022,320
State of Connecticut
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,470,430
Series 2017A
04/15/2034	5.000%	3,000,000	3,496,768
Series 2019A
04/15/2028	5.000%	1,250,000	1,505,785
04/15/2030	5.000%	1,150,000	1,411,377
04/15/2036	5.000%	2,200,000	2,680,630
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,278,937
Series 2017A
01/15/2033	5.000%	4,000,000	4,624,163
Series 2019A
11/01/2036	5.000%	1,485,000	1,783,941
Total			32,725,120
Delaware 0.2%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,963,310
District of Columbia 2.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,392,615
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	5,327,009
06/01/2046	5.000%	1,385,000	1,517,356

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,784,510
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Forward Delivery
Series 2020A
10/01/2030	5.000%	2,500,000	3,078,558
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2034	5.000%	1,000,000	1,205,596
10/01/2049	4.000%	1,000,000	1,094,045
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	20,163,836
10/01/2025	0.000%	7,500,000	7,053,543
10/01/2026	0.000%	5,000,000	4,595,317
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,752,207
Total			52,964,592
Florida 4.8%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	4,409,795
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,943,996
Series 2018A
11/15/2043	5.000%	1,085,000	1,209,051
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,555,134
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,672,152
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tallahassee
Revenue Bonds
Memorial Healthcare, Inc. Project
Series 2016
12/01/2026	5.000%	450,000	510,554
12/01/2027	5.000%	400,000	452,009
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	449,527
Columbia County School Board
Refunding Certificate of Participation
Series 2015A (BAM)
07/01/2026	5.000%	495,000	554,436
County of Broward Airport System(d)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	843,738
10/01/2031	5.000%	1,000,000	1,115,881
Series 2019A
10/01/2038	5.000%	2,250,000	2,696,279
County of Lee County Water & Sewer
Prerefunded 10/01/22 Revenue Bonds
Series 2012B
10/01/2029	5.000%	2,000,000	2,059,414
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2025	5.000%	800,000	875,584
10/01/2032	5.000%	6,620,000	7,192,780
County of Miami-Dade Aviation(d)
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	1,087,262
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,327,435
County of Miami-Dade Water & Sewer System
Prerefunded 10/01/23 Revenue Bonds
Series 2013B
10/01/2029	5.250%	100,000	107,217
Revenue Bonds
Series 2017A
10/01/2033	5.000%	2,000,000	2,251,493
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,271,548

8	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	954,560
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,592,837
Florida Housing Finance Corp.
Revenue Bonds
Series 2020-1 (GNMA)
07/01/2051	3.500%	1,210,000	1,286,397
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,186,262
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,749,191
06/01/2027	5.000%	1,295,000	1,484,205
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,748,964
10/01/2032	5.000%	2,300,000	2,514,136
Lee County School Board (The)
Refunding Certificate of Participation
Series 2014A
08/01/2028	5.000%	2,500,000	2,723,598
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,218,472
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,385,704
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,168,808
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	4,500,000	4,601,607
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,743,041
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2042	5.000%	250,000	294,888
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,823,765
05/15/2037	5.000%	2,500,000	2,764,513
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,188,251
08/01/2027	5.000%	2,500,000	2,802,944
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	675,000	750,278
01/01/2039	5.000%	300,000	327,392
01/01/2049	5.000%	1,000,000	1,083,829
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	812,987
01/01/2031	5.000%	935,000	1,010,495
01/01/2032	5.000%	1,100,000	1,186,558
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,945,534
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,772,962
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	3,002,143
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,116,889
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	523,961
12/15/2046	4.000%	500,000	518,905
12/15/2050	4.000%	500,000	516,590

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sterling Hill Community Development District(i)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	82,672
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2038	4.000%	585,000	652,818
10/15/2044	5.000%	5,850,000	6,936,280
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,679,611
Total			112,737,332
Georgia 4.1%
Bartow County Development Authority(b)
Revenue Bonds
Georgia Power Co. Plant
Series 2019 (Mandatory Put 08/19/22)
08/01/2043	1.550%	2,000,000	2,010,483
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	3,000,000	3,050,020
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Subordinated Series 2014
01/01/2031	5.000%	1,000,000	1,072,230
01/01/2033	5.000%	1,000,000	1,072,033
01/01/2034	5.000%	1,000,000	1,071,243
General - Subordinated Lien
Series 2014
01/01/2032	5.000%	4,500,000	4,827,702
City of Atlanta Department of Aviation(d)
Refunding Revenue Bonds
Series 2021C
07/01/2039	4.000%	3,400,000	3,844,940
City of Atlanta Water & Wastewater
Revenue Bonds
Series 1999A (NPFGC)
11/01/2022	5.500%	350,000	362,972
Series 2018B
11/01/2043	5.000%	3,000,000	3,565,661
Development Authority of Burke County (The)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	4,250,000	4,417,777
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Development Authority of Monroe County (The)
Revenue Bonds
Georgia Power Co. Plant Scherer Project
Series 2019
07/01/2025	2.250%	3,000,000	3,065,665
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,021,460
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	585,000	568,631
03/01/2037	5.000%	2,500,000	2,340,505
03/01/2052	5.125%	2,925,000	2,660,825
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,310,141
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,734,172
02/15/2042	5.000%	3,000,000	3,449,597
Series 2020
02/15/2040	4.000%	7,000,000	7,880,042
Georgia State Road & Tollway Authority(c),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	1,970,300
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	435,000	405,262
Main Street Natural Gas, Inc.(e)
Revenue Bonds
Series 2018B (Mandatory Put 9/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	0.818%	11,500,000	11,529,757
Series 2018D (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.830% 08/01/2048	0.898%	500,000	502,183
Series 2018E (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.570% 08/01/2048	0.630%	10,000,000	10,020,178

10	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	3,262,432
05/15/2031	5.000%	4,000,000	4,726,809
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	6,000,000	6,435,283
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014 (BAM)
01/01/2023	5.000%	800,000	830,654
01/01/2024	5.000%	1,000,000	1,072,230
01/01/2025	5.000%	700,000	748,740
South Regional Joint Development Authority
Refunding Revenue Bonds
VSU Auxiliary Services Real Estate
Series 2013
08/01/2023	5.250%	25,000	26,622
Total			94,856,549
Guam 0.1%
Territory of Guam(j)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,483,580
12/01/2033	5.000%	1,000,000	1,132,204
Total			2,615,784
Hawaii 0.0%
City & County of Honolulu
Unlimited General Obligation Bonds
Series 2015A
10/01/2022	5.000%	500,000	514,956
10/01/2023	5.000%	500,000	534,022
Total			1,048,978
Idaho 0.1%
Canyon County School District No. 131 Nampa
Unlimited General Obligation Refunding Bonds
Series 2013
09/15/2023	5.000%	1,000,000	1,066,970
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	2,051,735
Total			3,118,705
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 16.0%
Bureau County Township High School District No. 502
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013A (BAM)
10/01/2043	6.625%	3,400,000	3,746,318
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,748,713
Series 2018
04/01/2042	5.000%	1,500,000	1,699,055
04/01/2046	5.000%	1,250,000	1,407,042
Unlimited General Obligation Bonds
Series 2021A
12/01/2038	5.000%	1,200,000	1,397,950
Chicago Board of Education(f)
Unlimited General Obligation Bonds
Capital Appreciation - School Reform
Series 1998B-1 (NPFGC)
12/01/2022	0.000%	365,000	361,795
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2023	5.000%	710,000	733,165
01/01/2037	5.000%	2,500,000	2,866,726
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,563,947
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,274,821
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,658,180
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,408,507
Series 2018A
01/01/2038	5.000%	4,250,000	4,986,753
01/01/2039	5.000%	1,250,000	1,466,686
Series 2015A
01/01/2026	5.000%	1,500,000	1,653,464
01/01/2031	5.000%	1,000,000	1,093,298

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,112,423
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2028	5.000%	2,500,000	2,666,776
Series 2016B
01/01/2031	5.000%	1,790,000	2,003,122
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,443,556
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Jr. Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	3,344,073
City of Chicago
Unlimited General Obligation Bonds
Series 2015A Escrowed to Maturity
01/01/2023	5.000%	5,000,000	5,194,865
Series 2017A
01/01/2038	6.000%	10,000,000	11,732,448
Series 2019A
01/01/2035	5.500%	2,000,000	2,388,984
01/01/2040	5.000%	9,400,000	10,779,616
01/01/2044	5.000%	11,750,000	13,395,915
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,926,907
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Jr. Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,310,138
01/01/2035	5.000%	3,310,000	3,813,151
Series 2015C
01/01/2031	5.000%	3,715,000	4,098,444
01/01/2039	5.000%	500,000	547,996
Series 2017B
01/01/2033	5.000%	2,500,000	2,886,396
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,260,290
11/01/2027	5.000%	3,750,000	4,370,819
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Jr. Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,165,552
11/01/2029	5.000%	1,000,000	1,159,063
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,162,552
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2028	5.000%	1,000,000	1,108,416
03/01/2029	5.000%	1,000,000	1,106,819
Cook County Community Consolidated School District No. 65 Evanston(f)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	248,387
12/01/2029	0.000%	400,000	299,705
12/01/2030	0.000%	1,130,000	806,371
12/01/2031	0.000%	1,500,000	1,015,387
Cook County School District No. 144 Prairie Hills(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,393,901
12/01/2029	0.000%	2,580,000	2,109,589
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,813,419
Cook County Township High School District No. 220 Reavis
Prerefunded 12/01/23 Limited General Obligation Bonds
School
Series 2013
12/01/2030	6.000%	1,000,000	1,090,359
Series 2013 (BAM)
12/01/2031	6.000%	2,035,000	2,218,880
12/01/2032	6.000%	2,160,000	2,355,175
06/01/2033	6.000%	2,235,000	2,436,952
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2013B (BAM)
11/15/2023	5.000%	1,000,000	1,072,812
Series 2016A
11/15/2028	5.000%	3,150,000	3,663,995
11/15/2031	5.000%	2,750,000	3,164,349

12	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,827,233
11/15/2036	5.250%	3,000,000	3,606,380
County of St. Clair Highway
Prerefunded 01/01/23 Revenue Bonds
Series 2013A
01/01/2038	5.500%	825,000	861,524
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,134,824
12/01/2047	5.000%	1,000,000	1,118,392
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,115,917
Refunding Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,279,731
Series 2018
01/01/2044	5.000%	5,000,000	5,811,431
Lifespace Communities
Series 2015
05/15/2023	5.000%	445,000	465,456
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,126,954
11/15/2027	5.000%	500,000	562,887
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	820,000	876,728
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,045,582
Series 2018A
05/15/2043	5.000%	5,000,000	5,916,973
University of Chicago
Series 2021A
10/01/2038	5.000%	1,400,000	1,988,816
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,479,475
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,538,962
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	8,778,894
Series 2019A
01/01/2031	5.000%	500,000	607,079
Revenue Bonds
Series 2013A
01/01/2028	5.000%	1,000,000	1,039,348
01/01/2029	5.000%	1,000,000	1,039,161
Series 2014C
01/01/2032	5.000%	9,600,000	10,596,669
Series 2015B
01/01/2030	5.000%	1,000,000	1,135,083
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,469,811
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2004 (NPFGC)
02/01/2023	0.000%	5,450,000	5,374,927
Kane Cook & DuPage Counties School District No. U-46 Elgin(f)
Unlimited General Obligation Bonds
Series 2003 Escrowed to Maturity (AMBAC)
01/01/2023	0.000%	350,000	347,698
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	650,000	644,199
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,931,436
01/01/2033	5.000%	2,000,000	2,145,250
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2013
01/01/2033	5.250%	900,000	936,614
Series 2015
01/01/2023	5.000%	1,000,000	1,038,598
01/01/2024	5.000%	1,000,000	1,071,835
01/01/2026	5.000%	4,000,000	4,437,114
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 1996A (NPFGC)
06/15/2024	0.000%	1,000,000	959,072
Revenue Bonds
McCormick Place Expansion
Series 2002 Escrowed to Maturity (NPFGC)
12/15/2023	0.000%	20,000	19,545

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2002A (NPFGC)
12/15/2023	0.000%	835,000	809,769
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2002 (NPFGC)
06/15/2023	5.700%	1,820,000	1,935,594
Revenue Bonds
McCormick Place Expansion
Series 2002 Escrowed to Maturity (NPFGC)
06/15/2023	5.700%	1,710,000	1,819,904
Metropolitan Pier & Exposition Authority(g)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2042	4.000%	2,000,000	2,163,229
Northern Illinois University
Refunding Revenue Bonds
Northern University of Illinois
Series 2020B (BAM)
04/01/2025	5.000%	425,000	470,640
Revenue Bonds
Board of Trustees
Series 2021 (BAM)
10/01/2027	5.000%	350,000	409,670
10/01/2028	5.000%	325,000	387,546
10/01/2029	5.000%	300,000	363,984
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,761,780
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,173,679
01/01/2030	5.000%	1,450,000	1,700,916
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,438,263
Series 2018A
01/01/2031	5.000%	2,000,000	2,341,184
Series 2018C
01/01/2043	5.250%	5,000,000	5,970,553
South Suburban College Community School District No. 510(f)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	934,041
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern Illinois University
Refunding Revenue Bonds
Housing & Auxiliary Facilities
Series 2015 (BAM)
04/01/2026	5.000%	1,175,000	1,301,181
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	2,007,226
10/15/2032	5.000%	1,335,000	1,503,875
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,776,324
Series 1992P Escrowed to Maturity
06/15/2022	6.500%	70,000	71,562
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,733,462
Series 2013A
04/01/2024	5.000%	500,000	523,735
Series 2013A (AGM)
04/01/2028	5.000%	3,205,000	3,356,380
Series 2014
02/01/2031	5.250%	5,000,000	5,371,583
Series 2016
06/01/2026	5.000%	5,000,000	5,665,785
11/01/2030	5.000%	1,000,000	1,141,034
Series 2019B
11/01/2034	4.000%	5,000,000	5,440,350
Series 2020
05/01/2039	5.500%	4,000,000	4,870,321
05/01/2045	5.750%	2,000,000	2,446,335
Series 2020C
05/01/2030	5.500%	1,500,000	1,855,845
Series 2021A
03/01/2035	5.000%	750,000	903,633
03/01/2036	5.000%	500,000	601,760
03/01/2038	4.000%	3,000,000	3,288,002
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,885,133
Series 2018A
10/01/2029	5.000%	2,400,000	2,828,586
Series 2018B
10/01/2027	5.000%	2,300,000	2,658,379
10/01/2029	5.000%	5,000,000	5,892,888

14	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tazewell County School District No. 51 Washington Central
Unlimited General Obligation Bonds
Series 2007 (FGIC)
12/01/2025	9.000%	165,000	210,544
Village of Elwood(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2006
03/01/2024	0.000%	250,000	229,173
03/01/2026	0.000%	1,280,000	1,050,394
Will & Kankakee Counties School District No. 255
Revenue Bonds
Lease Certificates
Series 2015
06/01/2026	5.000%	500,000	560,313
06/01/2029	5.000%	600,000	669,045
Will County Community High School District No. 210 Lincoln-Way
Unlimited General Obligation Refunding Bonds
Series 2013A
01/01/2027	5.000%	1,250,000	1,290,623
01/01/2030	5.000%	2,000,000	2,061,180
Series 2020 (AGM)
01/01/2034	4.000%	650,000	716,881
Will County Community Unit School District No. 201-U Crete-Monee(f)
Unlimited General Obligation Bonds
Series 2004 Escrowed to Maturity (NPFGC)
11/01/2022	0.000%	60,000	59,633
11/01/2022	0.000%	10,000	9,946
Will County School District No. 114 Manhattan(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005 (NPFGC)
12/01/2023	0.000%	1,285,000	1,245,678
Series 2005 Escrowed to Maturity (NPFGC)
12/01/2023	0.000%	315,000	308,541
Will Grundy Etc. Counties Community College District No. 525
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Alternative Revenue Source
Series 2013
06/01/2036	5.250%	3,400,000	3,666,261
Winnebago & Boone Counties School District No. 205 Rockford
Unlimited General Obligation Bonds
Series 2013
02/01/2027	4.000%	4,680,000	4,822,485
Total			374,768,448
Indiana 1.4%
City of Boonville
Revenue Bonds
BAN Series 2019
01/01/2023	2.600%	950,000	952,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,538,460
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,201,296
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,800,000	4,348,332
Frankfort High School Elementary School Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2014
07/15/2025	5.000%	115,000	128,863
Franklin Township-Marion County Multiple School Building Corp.
Prerefunded 01/15/23 Revenue Bonds
1st Mortgage
Series 2012B
07/15/2029	5.000%	2,565,000	2,671,220
Indiana Bond Bank(e)
Revenue Bonds
BMA Index
Series 2007B-2
Muni Swap Index Yield + 0.660% 10/15/2022	0.700%	1,650,000	1,650,019
Indiana Finance Authority
Prerefunded 05/01/22 Revenue Bonds
Parkview Health System
Series 2012
05/01/2029	5.000%	130,000	131,474
Prerefunded 10/01/23 Revenue Bonds
Major Hospital Project
Series 2014
10/01/2024	5.000%	275,000	293,475
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,817,462
Series 2018
11/15/2038	5.000%	2,000,000	2,250,192
Major Hospital Project
Series 2014 Escrowed to Maturity
10/01/2022	5.000%	300,000	308,810
10/01/2023	5.000%	400,000	426,873

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	2,002,507
11/01/2030	3.000%	1,000,000	1,001,253
Indiana Municipal Power Agency
Revenue Bonds
Series 2019A
01/01/2037	5.000%	6,990,000	8,468,281
Indianapolis Local Public Improvement Bond Bank
Revenue Bonds
Waterworks Project
Series 2007B (NPFGC)
07/01/2022	5.250%	500,000	509,954
Portage Redevelopment District
Refunding Tax Allocation Bonds
Series 2015
01/15/2023	5.000%	280,000	291,128
01/15/2024	5.000%	215,000	231,004
Steuben Lakes Regional Waste District
Prerefunded 09/01/23 Revenue Bonds
Series 2014
09/01/2024	5.000%	1,225,000	1,303,752
Total			33,527,135
Iowa 0.5%
City of Waverly
Revenue Bonds
Waverly Health Center Project
BAN Series 2019
12/31/2022	2.500%	1,213,000	1,219,264
Iowa Finance Authority
Revenue Bonds
Lifespace Communities
Series 2016
05/15/2036	5.000%	4,065,000	4,440,856
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,000,000	1,084,827
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,329,748
Johnston Community School District
Revenue Bonds
Series 2014 (AGM)
07/01/2027	5.000%	1,455,000	1,482,094
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,407,707
Total			12,964,496
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 0.0%
Wyandotte County-Kansas City Unified Government Utility System
Prerefunded 09/01/22 Revenue Bonds
Board of Public Utilities
Series 2012A
09/01/2032	5.000%	1,000,000	1,025,861
Kentucky 1.2%
Kentucky Asset Liability Commission
Revenue Bonds
Project Notes - Federal Highway Trust Fund
Series 2015
09/01/2024	5.000%	1,000,000	1,096,922
09/01/2025	5.000%	1,250,000	1,411,584
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	4,040,512
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,503,595
Kentucky Public Energy Authority(e)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	1.188%	7,000,000	7,040,713
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,496,090
10/01/2031	5.000%	3,500,000	4,024,536
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,324,148
10/01/2028	5.000%	1,850,000	2,146,205
Total			28,084,305
Louisiana 0.3%
City of Bossier City Utilities
Prerefunded 10/01/24 Revenue Bonds
Series 2014
10/01/2031	5.000%	1,160,000	1,279,555
City of Shreveport Water & Sewer
Refunding Revenue Bonds
Series 2014A (BAM)
12/01/2025	4.000%	2,210,000	2,380,121

16	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,864,673
Port New Orleans Board of Commissioners(d)
Prerefunded 04/01/23 Revenue Bonds
Series 2013B
04/01/2032	5.000%	725,000	758,381
Total			7,282,730
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	4,125,114
Maryland 0.9%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,351,408
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	531,010
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,451,415
Montgomery County Housing Opportunities Commission
Revenue Bonds
Housing Development
Series 2010C
07/01/2037	5.125%	3,110,000	3,220,950
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	11,642,116
Total			21,196,899
Massachusetts 2.5%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	11,936,631
Series 2019A
01/01/2037	5.000%	850,000	1,032,849
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,012,015
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	5,257,139
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,150,442
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,539,661
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,777,266
08/15/2032	5.000%	4,120,000	4,590,804
08/15/2033	5.000%	3,000,000	3,339,538
Newbrdige Charles, Inc.
Series 2017
10/01/2037	5.000%	500,000	537,568
10/01/2047	5.000%	500,000	536,684
Series 2019A
07/01/2029	5.000%	750,000	899,495
07/01/2031	5.000%	2,000,000	2,379,425
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,826,485
10/01/2035	5.000%	2,000,000	2,363,025
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,464,775
10/01/2036	5.000%	4,600,000	5,167,819
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,133,571
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,071,130
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	2,944,968

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts School Building Authority
Prerefunded 08/15/22 Revenue Bonds
Series 2012B
08/15/2030	5.000%	815,000	834,838
Total			57,796,128
Michigan 2.7%
Bay City School District
Unlimited General Obligation Refunding Bonds
Series 2014
11/01/2027	5.000%	645,000	699,966
11/01/2028	5.000%	1,305,000	1,415,906
Caledonia Community Schools
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	600,000	673,018
05/01/2026	5.000%	500,000	576,962
Chippewa Valley Schools
Unlimited General Obligation Refunding Bonds
Series 2016A
05/01/2027	5.000%	20,000	22,799
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2038	5.000%	750,000	889,471
04/01/2039	5.000%	600,000	709,968
Detroit City School District
Unlimited General Obligation Refunding Bonds
School Building and Site Improvement
Series 2005A (AGM)
05/01/2026	5.250%	300,000	348,863
Dundee Community Schools
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,000,000	1,118,637
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2022	5.000%	1,000,000	1,011,443
05/01/2025	5.000%	1,700,000	1,905,727
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	4,435,856
Grosse Ile Township School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2026	5.000%	200,000	224,544
05/01/2027	5.000%	230,000	257,834
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Howell Public Schools
Prerefunded 05/01/22 Unlimited General Obligation Bonds
Series 2012
05/01/2024	4.250%	1,000,000	1,009,492
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,499,952
11/01/2029	4.000%	940,000	1,021,080
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,139,802
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	1,064,746
07/01/2032	5.000%	1,500,000	1,679,044
07/01/2034	5.000%	500,000	556,494
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	870,782
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,633,691
Trinity Health Corp.
Series 2017
12/01/2035	5.000%	1,000,000	1,173,057
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	197,011
07/01/2027	5.000%	600,000	674,182
07/01/2033	5.000%	5,000,000	5,568,475
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	4,430,063
Senior Lien - Great Lakes Water Authority
Series 2014 (AGM)
07/01/2029	5.000%	1,500,000	1,639,480
07/01/2030	5.000%	1,500,000	1,638,727
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,089,478
Michigan State Housing Development Authority
Revenue Bonds
Series 2020A
12/01/2050	3.500%	3,255,000	3,463,584

18	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,937,244
North Branch Area Schools
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2024	5.000%	200,000	217,557
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,379,279
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,388,282
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,869,316
Series 2015D
12/01/2030	5.000%	1,250,000	1,412,282
Total			63,844,094
Minnesota 1.2%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,163,182
City of Minneapolis
Revenue Bonds
Allina Health Systems
Series 2021
11/15/2039	4.000%	3,590,000	4,154,073
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2027	5.000%	1,785,000	2,043,818
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A Escrowed to Maturity
08/01/2022	5.000%	720,000	735,892
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,165,009
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	3,161,275
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,233,799
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,159,375
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing
Series 2012
07/01/2030	3.900%	10,000	10,013
Series 2012A (GNMA)
09/01/2042	2.600%	308,347	310,845
Series 2020E
07/01/2050	3.500%	2,310,000	2,456,518
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,091,115
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,033,494
Total			28,718,408
Mississippi 0.8%
County of Warren
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,625,000	1,639,023
Mississippi Business Finance Corp.
Refunding Revenue Bonds
Pollution Control Project
Series 2019
09/01/2028	3.200%	4,000,000	4,140,696

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2013
10/01/2023	3.125%	105,000	107,354
10/01/2023	5.000%	1,465,000	1,531,477
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,671,362
01/01/2040	4.000%	1,100,000	1,222,049
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,955,948
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	4,064,896
Total			18,332,805
Missouri 2.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Prerefunded 10/01/22 Revenue Bonds
Combined Lien
Series 2013A
10/01/2033	5.000%	4,000,000	4,118,828
City of Kansas City
Revenue Bonds
Series 2016A
10/01/2026	5.000%	120,000	135,870
10/01/2028	5.000%	115,000	129,681
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,201,944
02/15/2049	4.000%	2,500,000	2,731,059
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,020,411
Lutheran Senior Service Projects
Series 2019
02/01/2048	4.000%	2,750,000	2,962,001
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,403,659
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Senior Service Projects
Series 2019
02/01/2042	5.000%	3,000,000	3,276,248
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,395,863
02/01/2029	5.000%	5,975,000	6,363,012
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,317,124
Series 2019 (AGM)
03/01/2035	5.000%	3,000,000	3,551,806
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,913,902
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,176,809
08/15/2051	5.000%	2,405,000	2,551,566
Missouri Development Finance Board
Refunding Revenue Bonds
Crackerneck Creek Project
Series 2021
03/01/2029	5.000%	1,365,000	1,573,353
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,228,077
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	1,095,045
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	825,000	877,857
Total			52,024,115

20	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 0.7%
Omaha-Douglas Public Building Commission
Prerefunded 05/01/22 Limited General Obligation Bonds
Series 2014
05/01/2026	5.000%	825,000	834,461
05/01/2027	5.000%	585,000	591,709
05/01/2028	5.000%	550,000	556,308
05/01/2029	5.000%	660,000	667,569
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,100,409
Total			15,750,456
Nevada 0.6%
City of Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,332,119
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,155,356
09/01/2033	5.000%	1,000,000	1,151,368
City of North Las Vegas
Limited General Obligation Refunding Bonds
Building
Series 2018 (AGM)
06/01/2023	5.000%	1,000,000	1,055,418
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,714,162
System - Lien
Subordinated Series 2014 (AGM)
07/01/2029	5.000%	1,200,000	1,306,773
07/01/2030	5.000%	1,000,000	1,088,478
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	560,000	602,120
Total			14,405,794
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 0.2%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2027	4.000%	245,000	267,821
01/01/2028	4.000%	285,000	312,322
01/01/2029	4.000%	295,000	321,756
01/01/2030	4.000%	280,000	304,177
01/01/2031	4.000%	290,000	314,126
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	4,000,000	4,087,922
Total			5,608,124
New Jersey 3.8%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	894,416
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,220,744
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,978,121
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2025	5.000%	400,000	446,677
06/15/2038	4.000%	600,000	666,933
Series 2021
06/15/2026	5.000%	555,000	635,067
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,947,336
New Jersey Transportation Trust Fund Authority(f)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,588,044
Revenue Bonds
Capital Appreciation - Transportation System
Series 2006C
12/15/2024	0.000%	440,000	423,229

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Prerefunded 06/15/22 Revenue Bonds
Transportation Program
Series 2012AA (BAM)
06/15/2028	5.000%	5,000,000	5,083,239
06/15/2033	5.000%	3,000,000	3,049,944
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,141,964
06/15/2031	5.000%	1,000,000	1,139,654
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,761,473
Series 2019
12/15/2033	5.000%	3,000,000	3,589,861
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,098,913
06/15/2044	4.000%	2,500,000	2,716,493
06/15/2050	4.000%	3,500,000	3,778,726
Series 2020AA
06/15/2038	4.000%	1,000,000	1,111,653
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	5,230,780
Transportation System
Series 2006A (AGM)
12/15/2022	5.250%	4,000,000	4,161,264
Series 2010D
12/15/2023	5.250%	240,000	257,875
Series 2013AA
06/15/2022	5.000%	500,000	507,874
Series 2013AA (BAM)
06/15/2033	5.250%	5,635,000	5,949,907
Series 2014D
06/15/2032	5.000%	5,000,000	5,497,851
New Jersey Transportation Trust Fund Authority(g)
Refunding Revenue Bonds
Series 2022AA
06/15/2038	5.000%	1,000,000	1,208,306
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,793,906
Series 2017G
01/01/2035	5.000%	6,000,000	7,135,839
Revenue Bonds
Series 2015E
01/01/2031	5.000%	500,000	551,759
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2030	4.000%	2,000,000	2,297,474
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	3,260,030
06/01/2032	5.000%	2,000,000	2,363,916
06/01/2033	5.000%	1,500,000	1,771,045
06/01/2034	5.000%	2,000,000	2,356,626
06/01/2046	5.250%	2,440,000	2,781,460
Total			88,398,399
New Mexico 0.3%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2025	2.625%	750,000	750,585
05/15/2044	5.000%	1,350,000	1,484,762
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,320,971
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2024	2.375%	550,000	550,206
Total			6,106,524
New York 6.2%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Sciences
Series 2014
12/01/2023	5.000%	150,000	160,415
12/01/2024	5.000%	200,000	219,884
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,089,935
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,086,552
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,451,801
08/01/2047	5.000%	1,000,000	1,100,663

22	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,649,564
03/01/2035	5.250%	2,500,000	3,037,663
03/01/2037	5.000%	1,120,000	1,336,211
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	8,681,864
East Ramapo Central School District
Unlimited General Obligation Notes
Series 2021
05/05/2022	1.250%	2,000,000	2,001,629
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,804,137
Long Island Power Authority(e)
Refunding Revenue Bonds
LIBOR Floating Rate Tender Notes
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	0.821%	5,000,000	5,000,368
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	2,103,083
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
11/01/2032	0.583%	2,250,000	2,247,692
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	3,040,000	3,075,814
BAN Series 2019D-1
09/01/2022	5.000%	8,930,000	9,136,610
Green Bonds
Subordinated Series 2019A (Mandatory Put 11/15/24)
11/15/2048	5.000%	800,000	875,876
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,622,507
Series 2020A-1
02/01/2023	5.000%	9,930,000	10,299,325
Metropolitan Transportation Authority(e)
Revenue Bonds
SIFMA Floating Rate Tender Notes
Subordinated Series 2017D-2 (Mandatory Put 11/15/22)
Muni Swap Index Yield + 0.450% 11/15/2044	0.510%	1,000,000	1,000,748
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2015C
11/01/2026	5.000%	1,000,000	1,121,016
Subordinated Series 2020
11/01/2038	4.000%	1,000,000	1,143,711
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,596,309
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,662,509
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	6,692,539
Subordinated Series 2020
05/01/2039	4.000%	2,000,000	2,283,990
Subordinated Series 2020D
11/01/2039	4.000%	3,500,000	3,996,982
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2014DD
06/15/2028	5.000%	500,000	545,706
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Garnet Health Medical Center
Series 2017
12/01/2035	5.000%	500,000	577,068
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	500,000	576,567
New York State Dormitory Authority
Refunding Revenue Bonds
Group 2
Series 2020A
03/15/2037	4.000%	5,000,000	5,698,829
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,672,438
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	10,903,287
Series 2018A
03/15/2037	5.250%	1,695,000	2,091,681
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,448,523

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2038	4.000%	2,000,000	2,266,813
State Personal Income Tax
Series 2013C
03/15/2028	5.000%	1,000,000	1,046,524
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal 4 JFK International Airport
Series 2020
12/01/2030	5.000%	350,000	422,070
12/01/2031	5.000%	400,000	480,934
12/01/2032	5.000%	300,000	360,393
12/01/2033	5.000%	450,000	540,348
12/01/2034	5.000%	450,000	539,537
12/01/2035	5.000%	300,000	358,519
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2035	5.000%	6,000,000	7,110,863
10/01/2045	4.375%	1,500,000	1,666,821
LaGuardia Airport Terminal B
Series 2016 (AGM)
07/01/2032	4.000%	2,500,000	2,624,009
New York State Thruway Service Areas Project
Series 2021
10/31/2041	4.000%	570,000	638,382
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2021-226
10/15/2039	5.000%	2,500,000	3,072,742
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2038	4.000%	2,000,000	2,223,142
Triborough Bridge & Tunnel Authority(e)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	0.430%	2,000,000	2,000,295
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2030	5.000%	500,000	619,353
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,151,667
06/01/2041	5.000%	1,000,000	1,133,083
Total			144,248,991
North Carolina 1.3%
County of Union
Refunding Revenue Bond
Series 2013
12/01/2026	5.000%	1,390,000	1,466,649
12/01/2027	5.000%	1,645,000	1,735,034
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,683,216
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Vidant Health
Series 2012
06/01/2027	5.000%	500,000	507,532
Prerefunded 10/01/23 Revenue Bonds
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,205,428
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,077,387
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	2,135,272
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	725,725
10/01/2045	5.000%	1,500,000	1,749,901
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,269,734
North Carolina Turnpike Authority
Refunding Revenue Bonds
Series 2017A
07/01/2047	5.000%	750,000	830,352
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,763,442

24	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2026	5.000%	1,130,000	1,163,569
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,627,551
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,342,708
04/01/2036	4.000%	1,000,000	1,115,017
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,248,490
Total			29,647,007
North Dakota 0.4%
County of Ward
Revenue Bonds
Trinity Obligation Group
Series 2017C
06/01/2034	5.000%	2,500,000	2,891,422
06/01/2043	5.000%	2,500,000	2,853,217
North Dakota Public Finance Authority
Revenue Bonds
Capital Financing Program
Series 2013A
06/01/2024	4.000%	2,190,000	2,280,955
06/01/2025	4.000%	1,145,000	1,190,844
Total			9,216,438
Ohio 1.1%
American Municipal Power, Inc.
Refunding Revenue Bonds
Fremont Energy Center Project
Series 2021
02/15/2038	4.000%	700,000	803,619
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2038	4.000%	1,875,000	2,116,248
06/01/2048	4.000%	2,000,000	2,158,640
City of Cleveland Income Tax
Prerefunded 10/01/22 Revenue Bonds
Subordinate Lien - Bridges & Roadways Improvements
Series 2014
10/01/2029	5.000%	2,290,000	2,358,029
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinate Lien - Public Facilities Improvements
Series 2014
10/01/2024	5.000%	460,000	473,665
10/01/2028	5.000%	1,075,000	1,106,935
Cleveland Department of Public Utilities Division of Water
Prerefunded 01/01/24 Revenue Bonds
Series 2015Y
01/01/2029	4.000%	1,000,000	1,057,470
01/01/2030	4.000%	1,000,000	1,057,470
Cleveland Heights & University Heights City School District(f)
Unlimited General Obligation Bonds
School Improvement
Series 2014
12/01/2024	0.000%	400,000	383,387
12/01/2025	0.000%	600,000	562,985
County of Franklin
Prerefunded 05/15/23 Revenue Bonds
Refunding & Improvement - OhioHealth Corp.
Series 2013
05/15/2028	5.000%	2,000,000	2,107,864
05/15/2031	5.000%	405,000	426,842
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,273,092
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,639,254
Delaware City School District
Prerefunded 06/01/23 Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2013
12/01/2038	5.250%	1,240,000	1,313,495
Elyria City School District
Unlimited General Obligation Refunding Bonds
Series 2015
12/01/2028	4.000%	1,130,000	1,159,915
New Albany Community Authority
Refunding Revenue Bonds
Series 2012C
10/01/2022	5.000%	1,000,000	1,029,571
10/01/2023	5.000%	1,105,000	1,134,749
North Olmsted City School District
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2015A
12/01/2027	5.000%	220,000	236,233
12/01/2028	5.000%	365,000	391,932
12/01/2029	5.000%	500,000	536,892

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	25

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2013
02/15/2033	5.250%	1,330,000	1,389,666
Ohio University
Prerefunded 06/01/22 Revenue Bonds
General Receipts
Series 2012
12/01/2028	5.000%	225,000	228,427
Total			26,946,380
Oklahoma 0.5%
Cushing Educational Facilities Authority
Revenue Bonds
Public Schools Project
Series 2013
09/01/2022	5.000%	2,000,000	2,049,586
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,304,882
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	3,000,000	3,005,495
Tulsa Airports Improvement Trust(d)
Prerefunded 06/01/23 Revenue Bonds
Series 2013A (BAM)
06/01/2028	5.000%	1,405,000	1,479,781
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	3,068,341
11/15/2045	5.250%	250,000	276,443
Total			12,184,528
Oregon 0.5%
City of Portland
Tax Allocation Bonds
Series 2012C
06/15/2027	5.000%	1,000,000	1,015,899
City of Tigard Water
Prerefunded 08/01/22 Revenue Bonds
Series 2012
08/01/2029	5.000%	690,000	705,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas & Washington Counties School District No. 3(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2003A (FGIC)
06/15/2023	0.000%	2,000,000	1,973,217
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,061,096
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,028,633
Oregon State Business Development Commission(d)
Revenue Bonds
Intel Corp. Project
Series 250 (Mandatory Put 03/01/22)
03/01/2049	5.000%	1,000,000	1,003,578
Total			10,788,003
Pennsylvania 3.2%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	500,000	562,437
07/15/2039	4.000%	500,000	561,703
Berks County Industrial Development Authority
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,185,850
05/15/2047	5.000%	1,630,000	1,807,532
Series 2018
05/15/2038	5.000%	255,000	280,024
05/15/2043	5.000%	350,000	382,361
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,789,344
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,375,761

26	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,790,608
06/01/2032	5.000%	1,000,000	1,183,592
06/01/2033	5.000%	1,250,000	1,477,325
06/01/2034	5.000%	1,000,000	1,180,434
06/01/2035	5.000%	1,000,000	1,179,139
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	750,000	830,364
01/01/2027	5.000%	310,000	343,217
01/01/2028	5.000%	1,175,000	1,300,903
01/01/2028	5.000%	495,000	548,040
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,584,454
01/01/2028	5.000%	2,170,000	2,378,554
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,634,486
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,901,298
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,421,116
Doylestown Hospital Authority
Revenue Bonds
Series 2019A
07/01/2045	4.000%	1,250,000	1,326,807
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,896,825
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	1,101,102
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,354,947
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster Industrial Development Authority
Revenue Bonds
Garden Spot Village Project
Series 2013 Escrowed to Maturity
05/01/2022	5.000%	430,000	434,877
Lehigh County Industrial Development Authority
Refunding Revenue Bonds
PPL Electric Utilities Corp. Project
Series 2017 (Mandatory Put 08/15/22)
02/15/2027	1.800%	1,100,000	1,106,080
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	1,102,259
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,943,235
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,112,051
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,363,007
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2030	4.000%	1,275,000	1,416,078
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2021A
12/01/2038	4.000%	2,660,000	3,082,316
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,296,644
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,476,171
Series 2018A-2
12/01/2036	5.000%	2,500,000	3,033,928
Series 2019A
12/01/2037	5.000%	1,000,000	1,229,442
12/01/2039	5.000%	1,000,000	1,217,569
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,538,558
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	6,270,885

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	27

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pittsburgh School District
Unlimited General Obligation Refunding Bonds
Series 2014A (BAM)
09/01/2024	5.000%	1,000,000	1,026,217
Total			76,027,540
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,480,755
Town of Cumberland
Unlimited General Obligation Refunding Bonds
Series 2014A
03/15/2024	4.000%	795,000	843,806
03/15/2026	4.000%	460,000	487,642
Total			2,812,203
South Carolina 2.4%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,117,090
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2026	5.250%	730,000	739,001
01/01/2028	5.250%	475,000	480,857
County of Dorchester Waterworks & Sewer System
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2026	5.000%	400,000	411,747
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,610,000	3,948,252
11/01/2032	5.000%	5,000,000	5,467,076
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,500,000	2,631,525
Patriots Energy Group Financing Agency(e)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	0.928%	8,000,000	8,043,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	680,217
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	2,143,774
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	8,241,745
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,574,530
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	1,099,276
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	345,000	363,473
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,841,228
Series 2016A
12/01/2030	5.000%	4,000,000	4,586,938
Series 2016B
12/01/2032	5.000%	3,265,000	3,803,717
Spartanburg Sanitary Sewer District
Prerefunded 03/01/23 Revenue Bonds
Convertible
Series 2013B
03/01/2030	5.000%	1,500,000	1,569,592
Total			56,743,302
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,132,102
Westhills Village Retirement Community
Series 2014
09/01/2023	4.250%	505,000	520,213
09/01/2027	5.000%	720,000	774,991

28	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,971,890
09/01/2030	5.000%	2,250,000	2,604,697
Sanford Obligation Group
Series 2014B
11/01/2022	5.000%	715,000	738,400
11/01/2023	5.000%	625,000	668,658
11/01/2024	5.000%	650,000	717,944
11/01/2025	5.000%	600,000	661,515
Vocational Education Program
Series 2015
08/01/2024	5.000%	195,000	213,652
South Dakota Housing Development Authority
Revenue Bonds
Homeownership Mortgage
Series 2013C
11/01/2033	3.550%	2,060,000	2,085,426
Total			12,089,488
Tennessee 0.8%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,098,757
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	6,666,459
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,151,308
Metropolitan Nashville Airport Authority (The)(d)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	500,000	590,981
07/01/2049	4.000%	1,250,000	1,357,206
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006A
09/01/2022	5.250%	250,000	256,411
Series 2006C
02/01/2023	5.000%	5,310,000	5,519,921
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	1,000,000	1,225,602
Total			17,866,645
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 9.5%
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	1,089,776
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,194,331
02/15/2038	5.000%	1,250,000	1,486,809
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,744,959
Revenue Bonds
Senior Lien
Series 2020E
01/01/2039	4.000%	2,140,000	2,397,578
Series 2021B
01/01/2038	5.000%	800,000	977,088
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	945,463
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2031	5.000%	7,500,000	8,174,713
08/15/2032	5.000%	6,000,000	6,542,837
08/15/2034	5.000%	10,240,000	11,171,342
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,162,990
City of Austin Airport System(d)
Revenue Bonds
Series 2019B
11/15/2035	5.000%	2,650,000	3,199,027
City of Beaumont Waterworks & Sewer System
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2026	5.000%	1,000,000	1,130,768
09/01/2027	5.000%	600,000	676,661
09/01/2030	5.000%	1,000,000	1,125,525
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	2,032,644

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	29

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,083,343
Series 2015
09/01/2027	5.000%	1,215,000	1,321,733
09/01/2029	5.000%	1,500,000	1,624,617
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,652,060
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	3,001,578
City of Houston Airport System(d)
Revenue Bonds
Subordinated Series 2020A
07/01/2037	4.000%	3,000,000	3,361,264
07/01/2038	4.000%	3,250,000	3,634,605
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	11,596,569
City of Houston Hotel Occupancy Tax
Refunding Revenue Bonds
Convention & Entertainment Facilities Department
Series 2015
09/01/2026	5.000%	250,000	273,093
City of San Marcos Electric Utility System
Prerefunded 11/01/22 Revenue Bonds
Series 2013 (BAM)
11/01/2028	4.500%	600,000	617,679
11/01/2033	5.000%	1,215,000	1,255,323
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2015
08/15/2026	5.000%	675,000	761,311
08/15/2027	5.000%	545,000	613,681
08/15/2028	5.000%	835,000	938,686
08/15/2029	5.000%	335,000	376,598
08/15/2030	5.000%	1,250,000	1,405,218
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	12,775,899
Corpus Christi Business and Job Development Corp.
Refunding Revenue Bonds
Arena Project
Series 2014
09/01/2022	5.000%	1,000,000	1,020,485
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Bexar
Prerefunded 08/15/24 Revenue Bonds
Venue Project
Series 2015 (AGM)
08/15/2031	5.000%	1,280,000	1,404,649
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,114,055
Unlimited General Obligation Bonds
Series 2015
02/15/2026	5.000%	915,000	1,014,021
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Joint
Series 2013D
11/01/2033	5.000%	2,000,000	2,128,534
Series 2013F
11/01/2033	5.250%	1,200,000	1,282,287
Series 2014E
11/01/2024	5.000%	1,000,000	1,031,885
Series 2020A
11/01/2034	4.000%	2,000,000	2,315,116
Series 2020B
11/01/2034	4.000%	2,500,000	2,893,895
Fort Bend Independent School District
Unlimited General Obligation Bonds
Series 2019A (Mandatory Put 08/01/22)
08/01/2049	1.950%	1,125,000	1,132,649
Georgetown Independent School District
Unlimited General Obligation Bonds
Series 2019A
08/15/2027	5.000%	1,000,000	1,191,360
08/15/2028	5.000%	1,000,000	1,217,205
Grand Parkway Transportation Corp.(h)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	0.000%	1,000,000	1,123,687
Gulf Coast Authority
Revenue Bonds
Bayport Area System
Series 2013 (AGM)
10/01/2029	5.000%	1,430,000	1,470,925
10/01/2030	5.000%	1,505,000	1,548,072
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,221,030

30	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Love Field Airport Modernization Corp.(d)
Refunding Revenue Bonds
Series 2021 (AGM)
11/01/2038	4.000%	8,000,000	9,064,891
Lower Colorado River Authority
Refunding Revenue Bonds
Forward Delivery
Series 2020
05/15/2035	5.000%	5,825,000	7,210,936
Series 2015D
05/15/2026	5.000%	695,000	779,277
05/15/2027	5.000%	1,355,000	1,516,517
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2019
05/15/2038	5.000%	1,500,000	1,816,583
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crestview Project
Series 2016
11/15/2031	5.000%	850,000	952,797
Revenue Bonds
CHF - Collegiate Housing College Station I, LLLC - Texas A&M University Project
Series 2014 (AGM)
04/01/2024	4.000%	440,000	465,966
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,440,000
Series 2015A
07/01/2030	5.000%	7,800,000	6,708,000
New Hope Cultural Education Facilities Finance Corp.(i)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,715,625
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,160,190
01/01/2048	5.000%	5,000,000	5,887,717
Series 2019A
01/01/2036	4.000%	1,000,000	1,140,819
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	18,493,457
Series 2015B
01/01/2027	5.000%	2,090,000	2,312,045
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,515,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority(f)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,821,188
Pleasanton Independent School District
Unlimited General Obligation Bonds
Series 2015
08/15/2029	5.000%	1,000,000	1,091,206
Port Authority of Houston of Harris County
Revenue Bonds
Series 2021
10/01/2039	4.000%	2,500,000	2,931,201
Port Beaumont Navigation District(c),(d)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,512,991
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2036	2.750%	1,275,000	1,171,684
Tarrant County Cultural Education Facilities Finance Corp.
Prerefunded 10/1/2023 Revenue Bond
Methodist Hospitals of Dallas
Series 2013
10/01/2028	5.000%	2,030,000	2,164,637
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	5,433,654
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,507,937
11/15/2046	5.000%	1,250,000	1,415,255
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	2,233,835
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2030	5.000%	2,400,000	2,912,745
12/15/2031	5.000%	1,350,000	1,662,078
Series 2021
12/15/2025	5.000%	700,000	777,708
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2039	4.000%	300,000	335,351

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	31

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - North Tarrant Express
Series 2019
12/31/2034	5.000%	3,000,000	3,629,047
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	292,990
Waco Independent School District
Prerefunded 08/15/24 Unlimited General Obligation Bonds
Series 2015
08/15/2028	4.000%	1,000,000	1,073,742
08/15/2029	4.000%	2,380,000	2,555,505
Total			221,158,727
Utah 0.5%
City of Riverton
Prerefunded 06/01/23 Revenue Bonds
Series 2013
12/01/2034	5.250%	1,455,000	1,541,238
12/01/2036	5.250%	2,150,000	2,277,430
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2021A
07/01/2038	4.000%	5,000,000	5,631,940
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,175,205
07/01/2033	5.000%	1,000,000	1,175,977
Utah Charter School Finance Authority
Prerefunded 10/15/23 Revenue Bonds
Providence Hall Elementary School and High School Projects
Series 2013
10/15/2028	5.250%	480,000	514,171
Total			12,315,961
Vermont 0.5%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	11,388,900
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(c),(j)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,559,865
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
09/01/2033	5.000%	1,000,000	1,104,057
Total			3,663,922
Virginia 0.3%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,000,731
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,101,438
Henrico County Economic Development Authority(k)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	0.057%	50,000	49,875
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	700,000	793,853
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2031	5.000%	2,200,000	2,573,078
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,501,089
Total			7,020,064
Washington 1.9%
Chelan County Public Utility District No. 1(f)
Refunding Revenue Bonds
Capital Appreciation
Series 1997A (NPFGC)
06/01/2024	0.000%	210,000	204,194
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2020
07/01/2039	4.000%	2,500,000	2,884,188
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	6,012,712

32	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,607,424
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,705,000	2,815,698
12/01/2030	5.750%	2,820,000	3,034,124
Mason & Kitsap Counties School District No. 403 North Mason
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013
12/01/2035	5.000%	2,025,000	2,174,415
Port of Seattle(d)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2036	5.000%	5,000,000	5,997,663
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	1,099,181
Snohomish County Housing Authority
Revenue Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,187,224
Washington Biomedical Research Facilities
Revenue Bonds
University of Washington
Series 2015A
01/01/2026	5.000%	750,000	843,531
01/01/2031	5.000%	940,000	1,051,867
Washington Health Care Facilities Authority
Prerefunded 10/01/22 Revenue Bonds
Seattle Children’s Hospital
Series 2012
10/01/2030	5.000%	750,000	772,025
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	957,139
01/01/2038	5.000%	2,000,000	2,243,976
Presbyterian Retirement Co.
Series 2016
01/01/2036	5.000%	2,125,000	2,247,269
Revenue Bonds
Transforming Age Project
Series 2019A
01/01/2044	5.000%	1,000,000	1,071,592
01/01/2049	5.000%	1,000,000	1,066,881
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	623,401
07/01/2035	6.750%	1,090,000	1,195,290
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,620,000	1,617,878
Total			43,707,672
West Virginia 0.4%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	2,014,528
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	1,325,000	1,403,424
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	4,203,044
West Virginia University(f)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,875,711
Total			10,496,707
Wisconsin 1.2%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	2,148,285
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	873,276
07/01/2047	5.000%	1,000,000	1,059,025
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	2,500,000	2,906,125
11/15/2030	5.000%	1,620,000	1,903,309
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	295,340

Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	33

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,071,992
State of Wisconsin
Prerefunded 05/01/22 Unlimited General Obligation Bonds
Series 2013A
05/01/2027	4.000%	800,000	807,200
Series 2014-2
05/01/2027	5.000%	25,000	25,284
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2023	5.250%	145,000	152,974
12/15/2027	5.250%	1,510,000	1,744,060
Revenue Bonds
Junior Dedicated
Series 1999 Escrowed to Maturity (AGM)
12/15/2023	5.250%	140,000	144,116
12/15/2027	5.250%	420,000	487,015
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,501,306
12/15/2034	0.000%	6,665,000	4,350,678
Wisconsin Health & Educational Facilities Authority
Prerefunded 04/15/23 Revenue Bonds
Aurora Health Care, Inc.
Series 2013A
04/15/2031	5.125%	250,000	262,946
Prerefunded 08/15/22 Revenue Bonds
Howard Young Health Care, Inc.
Series 2012
08/15/2027	5.000%	500,000	512,034
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,093,307
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,709,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ThedaCare, Inc.
Series 2015
12/15/2022	5.000%	500,000	518,763
12/15/2023	5.000%	500,000	536,480
12/15/2024	5.000%	500,000	553,294
12/15/2028	5.000%	100,000	110,330
Vernon Memorial Healthcare, Inc.
Series 2014
03/01/2025	5.000%	315,000	329,869
Revenue Bonds
Mercy Alliance
Series 2012
06/01/2032	5.000%	1,000,000	1,014,051
Total			27,111,039
Total Municipal Bonds (Cost $2,165,501,256)			2,296,204,281

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.1%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2017 (Barclays Bank PLC)
10/01/2046	0.120%	1,715,000	1,715,000
Total Municipal Short Term (Cost $1,715,000)			1,715,000

Money Market Funds 1.9%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(l)	71,557	71,550
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(l)	43,483,474	43,483,474
Total Money Market Funds (Cost $43,555,031)		43,555,024
Total Investments in Securities (Cost $2,246,466,287)		2,377,169,305
Other Assets & Liabilities, Net		(40,348,174)
Net Assets		$2,336,821,131

34	Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $49,114,635, which represents 2.10% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $1,798,297, which represents 0.08% of total net assets.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $6,279,706, which represents 0.27% of total net assets.
(k)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Intermediate Municipal Bond Fund | First Quarter Report 2022	35

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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